Investments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Investments [Line Items]
Summary of Purchase Consideration the Net Assets Acquired, and Goodwill
Details of the estimated purchase consideration, the net assets acquired, goodwill and other intangible assets are as follows:

	Compass	MAV	Lacan	Verde
Cash paid	201,372	5,000	70,000	32,413
Shares issued (Class A Shares)	692,156	—	—	141,806
Consideration payable	—	10,000	—	—
Contingent consideration	74,903	18,010	33,468	42,980

Total purchase consideration	968,431	33,010	103,468	217,199

Non-controlling interest	—	—	—	73,372

Purchase consideration and non-controlling interest	968,431	33,010	103,468	290,571

Summary of Assets and Liabilities Evaluated at Fair Value
The assets and liabilities recognized as a result of the acquisition are as follows:

	Compass	MAV	Lacan	Verde
Cash and cash equivalents	51,032	285	1,987	43,780
Other assets and liabilities	301,948	(221)	(1,497)	(29,756)
Management contracts and customers relationship	324,361	5,760	26,539	104,523
Brands	77,763	—	—	25,712

	755,104	5,824	28,150	144,259

Goodwill (a)	213,327	27,186	76,439	146,312

Net assets acquired	968,431	33,010	103,468	290,571

Summary of impact on consolidated information of the acquisition
The impact on consolidated information of the acquisition of 2025 is as follows:

Impact on consolidated information from the acquisition date	Verde
Net revenue from services rendered	15,658
General and administrative expenses	(6,065)
Finance income/(expense), net	695
Income taxes	(4,269)
Profit or loss	6,020

Attributable to the shareholders of the parent company	3,025
Attributable to non-controlling interests	2,995

Summary of Impact on consolidated information

Impact on consolidated information if the business combination were to occur on January 1, 2025	Verde
Net revenue from services rendered	184,235
General and administrative expenses	(114,788)
Finance income/(expense), net	8,317
Income taxes	(29,921)

Profit or loss	47,843

Attributable to the shareholders of the parent company	23,926
Attributable to non-controlling interests	23,917

(i)	Compass Business Combination

Summary of investments in associates and joint ventures
As of December 31, 2025, the details of investments in associates and joint ventures is as follows:

Affiliate	Country	Ownership	Nature of relationship	Equity	Share of profit (loss) (***)
CCLA Holdings Development and Property Management SL (“CCLA Holdings”) (*)	Spain	50%	Joint venture	52,948	(9,610)
CCLA SMA I Operator, Ltd (*)	Cayman	50%	Joint venture	1,705	7,564
Mexican associates’ entities (**)	Mexico	( **)	Associate	10,240	979
Real Estate Manual Montt Rentas SpA	Chile	7,5%	Associate	902	—

				65,796	(1,067)

(*)	Joint Venture relationships with CIM Group. There is no control over these investments.
(**)
Investments in Mexican associates comprise regulatory investment required to Compass Investment de México S.A. de C.V. Mexican associates do not have control over these investments. The ownership of these associates may vary from 0.04% to 1.89%.

(***)	Comprise group’s share of the post-acquisition profits or losses of the investees.

Summary of movements in investment in joint ventures and associates
As of 31 December 2025, movements in investment in joint ventures and associates are as follows:

	CCLA Holdings	Mexican associates	CCLA Operator	Real Estate Manual Montt Rentas SpA	Total
Investments recognized as a result of business combination	32,604	7,943	—	—	40,547
Capital increase	13,140	—	—	—	13,140
Equity gain (loss)	(1,652)	152	—	—	(1,500)
Foreign exchange variation	2,356	538	—	—	2,894

Closing balance of investment on December 31, 2024	46,448	8,633	—	—	55,081
Capital increase	16,901	—	—	843	17,744
Dividends Distributed	—	—	(3,415)	—	(3,415)
Equity gain (loss)	(9,610)	988	7,564	—	(1,067)
Foreign exchange variation	(791)	619	(2,444)	60	(2,547)

Closing balance of investment on December 31, 2025	52,948	10,240	1,705	903	65,796

Summary of the equity method, including fair value adjustments and modifications	They have been amended to reflect adjustments made by the entity when using the equity method, including fair value adjustments and modifications for differences in accounting policy.

	CCLA Holdings
	December 31, 2025	December 31, 2024
Current assets	63,297	89,175
Non-current assets	84,715	55,502
Current liabilities	(23,319)	(51,780)
Non-current liabilities	(18,796)	—
Net assets	105,896	92,897
Ownership interest	50%	50%
Investments by equity method	52,948	46,448

Schedule of Balance Sheet Information Related to Subsidiaries
Set out below is summarized financial information for each subsidiary that has non-controlling
interests. The amounts disclosed for each subsidiary are before inter-company eliminations.

	Vinci Asset Allocation		Vinci Holding Securitária		HLS Empreendimentos e Participações S.A.		Total
	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Summarized Balance Sheet
Current assets	368	466	524,846	392,026	69,854	—	595,068	392,492
Current liabilities	(652)	(777)	(2,843)	(3,447)	(68,618)	—	(72,113)	(4,224)

Current net assets	(284)	(311)	522,003	388,579	1,236		522,956	388,268
Non-current assets	571	601	28,862	21,393	193,213	—	222,646	21,994
Non-current liabilities	(3,350)	(2,750)	(559,624)	(408,305)	(44,171)	—	(607,145)	(411,055)

Non-current net assets	(2,779)	(2,149)	(530,762)	(386,912)	149,042	—	(384,499)	(389,061)
Net assets	(3,063)	(2,460)	(8,759)	1,667	150,278	—	138,456	(793)

Accumulated NCI	(766)	(615)	(879)	250	76,367	—	74,722	(365)

Schedule of Comprehensive Income Information Related to Subsidiaries

Summarized statement	Vinci Asset Allocation		Vinci Holding Securitária		HLS Empreendimentos e Participações S.A.		Total
of comprehensive income	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Revenue	733	429	601	380	15,658	—	16,992	809
Profit for the period	(602)	(1,036)	(20,426)	(13,135)	6,020	—	(15,008)	(14,171)
Total comprehensive income	(602)	(1,036)	(20,426)	(13,135)	6,020	—	(15,008)	(14,171)

Profit/(loss) allocated to NCI	(151)	(259)	(1,129)	(1,970)	2,995	—	1,715	(2,229)